Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of right-of-use asset and lease liability activity and assumptions	The following table provides a summary of our ROU asset and lease liability assumptions as of December 31, 2023:

Weighted average remaining lease term	6.2 years
Weighted average discount rate	6.50%

Schedule of future payments due under operating leases
Future payments due under our existing operating leases as of December 31, 2023 are as follows:

Years ending December 31,	(In Thousands)
2024	$2,080
2025	2,128
2026	2,190
2027	2,256
2028	2,322
2029 and thereafter	2,995
Total undiscounted lease payments	13,971
Less effects of discounting	(2,582)
Present value of lease payments	$11,389